Leases	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Disclosure of leases [text block]
26.	Leases

(a)	Leases as lessee
The Group leases buildings, vehicles, machinery and equipment and others. Information about leases for which the Group is a lessee is presented below.

(i)	Right-of-use assets
Right-of-use
assets are presented as property, plant and equipment as of December 31, 2019 and 2020 (see note 9(a)).
Changes in
right-of-use
assets for the years ended December 31, 2019 and 2020 are as follows:

(In millions of won)
	2019
	Buildings and structures		Land	Machinery and equipment	Vehicles	Others	Total
Balance at January 1, 2019	~~W~~	75,777	53,960	1,111	10,800	392	142,040
Addition		19,743	1,890	2,882	4,971	247	29,733
Depreciation		(39,376)	(2,272)	(1,305)	(7,760)	(350)	(51,063)
Derecognition of right-of-use assets		(3,056)	—	(538)	—	—	(3,594)
Impairment		(248)	(3,833)	(20)	(193)	(8)	(4,302)
Gain or loss on foreign currency translation		373	9	17	30	7	436

Balance at December 31, 2019	~~W~~	53,213	49,754	2,147	7,848	288	113,250

(In millions of won)
	2020
	Buildings and structures		Land	Machinery and equipment	Vehicles	Others	Total
Balance at January 1, 2020	~~W~~	53,213	49,754	2,147	7,848	288	113,250
Additions		44,900	607	1,197	4,459	591	51,754
Depreciation		(42,923)	(2,947)	(1,485)	(6,336)	(378)	(54,069)
Gain or loss on foreign currency translation		(24)	(3)	—	(1)	—	(28)

Balance at December 31, 2020	~~W~~	55,166	47,411	1,859	5,970	501	110,907

(ii)	Amounts recognized in profit or loss for the years ended December 31, 2019 and 2020 are as follows:

(In millions of won)
	2019		2020
Interest on lease liabilities	~~W~~	(4,085)	(4,456)
Income from sub-leasing right-of-use assets		1,079	896
Expenses relating to short-term leases		(1,783)	(977)
Expenses relating to leases of low-value assets		(1,188)	(231)

(iii)	Changes in lease liabilities for the years ended December 31, 2019 and 2020 are as follows:

(In millions of won)
	2019		2020
Balance at January 1	~~W~~	115,119	88,512
Additions and others		33,878	52,663
Interest expense		4,085	4,456
Repayment of liabilities		(64,570)	(62,200)

Balance at December 31	~~W~~	88,512	83,431

(b)	Leases as lessor
During the years ended December 31, 2019 and 2020, the Group recognized interest income on lease receivables of
~~W~~
1,079 million and
~~W~~
896 million, respectively.
The following table sets out a maturity analysis of lease receivables, showing the undiscounted lease payments to be received after the reporting date.

(In millions of won)
	December 31, 2019		December 31, 2020
6 months or less	~~W~~	3,282	3,306
6-12 months		3,282	3,306
1-2 years		6,563	6,612
2-3 years		6,563	6,612
3-4 years		6,563	3,857
4-5 years		3,830	—
Total undiscounted lease receivable		30,083	23,693
Unearned finance income		(2,289)	(1,431)
Net Investment in the lease		27,794	22,262